Revenues (By Significant Types of Films) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Stamping and Transfer Film [Member] USD ($)	Dec. 31, 2014 Stamping and Transfer Film [Member] CNY	Dec. 31, 2013 Stamping and Transfer Film [Member] CNY	Dec. 31, 2012 Stamping and Transfer Film [Member] CNY	Dec. 31, 2014 Printing Film [Member] USD ($)	Dec. 31, 2014 Printing Film [Member] CNY	Dec. 31, 2013 Printing Film [Member] CNY	Dec. 31, 2012 Printing Film [Member] CNY	Dec. 31, 2014 Metallized Film [Member] USD ($)	Dec. 31, 2014 Metallized Film [Member] CNY	Dec. 31, 2013 Metallized Film [Member] CNY	Dec. 31, 2012 Metallized Film [Member] CNY	Dec. 31, 2014 Specialty Film [Member] USD ($)	Dec. 31, 2014 Specialty Film [Member] CNY	Dec. 31, 2013 Specialty Film [Member] CNY	Dec. 31, 2012 Specialty Film [Member] CNY	Dec. 31, 2014 Base Film For Other Applications [Member] USD ($)	Dec. 31, 2014 Base Film For Other Applications [Member] CNY	Dec. 31, 2013 Base Film For Other Applications [Member] CNY	Dec. 31, 2012 Base Film For Other Applications [Member] CNY
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 45,847	284,464	304,950	372,866	$ 19,108	118,560	142,309	202,029	$ 5,317	32,987	27,852	42,449	$ 1,031	6,397	17,686	18,886	$ 12,830	79,609	89,382	92,536	$ 7,561	46,911	27,721	16,966
Percent of Total	100.00%	100.00%	100.00%	100.00%	41.70%	41.70%	46.70%	54.20%	11.60%	11.60%	9.10%	11.40%	2.20%	2.20%	5.80%	5.10%	28.00%	28.00%	29.30%	24.80%	16.50%	16.50%	9.10%	4.50%